UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09805

Exact name of registrant as specified in charter:	Strategic Partners Opportunity Funds

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	2/28/2007

Date of reporting period:	5/31/2006

Item 1. Schedule of Investments

Jennison Select Growth Fund

Portfolio of Investments

as of May 31, 2006 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 99.9%
COMMON STOCKS

Aerospace & Defense 2.8%
12,200	Boeing Co.	$1,015,650
15,600	United Technologies Corp.	975,312

		1,990,962

Beverages 4.2%
49,000	PepsiCo, Inc.	2,962,540

Biotechnology 8.6%
30,800	Amgen, Inc.(a)	2,081,772
24,100	Genentech, Inc.(a)	1,999,336
33,800	Gilead Sciences, Inc.(a)	1,937,754

		6,018,862

Capital Markets 9.9%
11,600	Goldman Sachs Group, Inc.	1,751,020
26,000	Merrill Lynch & Co., Inc.	1,882,660
102,700	Schwab, Charles, Corp.	1,710,982
14,000	UBS AG	1,585,080

		6,929,742

Communications Equipment 8.0%
96,900	Cisco Systems, Inc.(a)	1,906,992
68,700	Corning, Inc.(a)	1,665,975
45,700	QUALCOMM, Inc.	2,066,097

		5,639,064

Computer & Peripherals 2.7%
32,400	Apple Computer, Inc.(a)	1,936,548

Consumer Finance 3.2%
41,900	American Express Co.	2,277,684

Diversified Financial Services 1.6%
46,900	KKR Private Equity Investors (cost $1,165,380; purchased 5/3/06 – 5/8/06)(a)(b)(c)	1,128,883

Energy Equipment & Services 2.9%
31,700	Schlumberger Ltd.	2,078,569

Food & Staples Retailing 2.3%
24,500	Whole Foods Market, Inc.	1,592,500

Health Care Equipment & Supplies 3.0%
19,600	Alcon, Inc.	2,118,368

Health Care Providers & Services 1.3%
19,400	Caremark Rx, Inc.(a)	930,618

Hotels, Restaurants & Leisure 2.1%
20,000	Marriott International, Inc. (Class A)	1,446,600

Industrial Conglomerates 2.1%
17,600	3M Co.	1,472,416

Internet Software & Services 7.2%
21,500	eBay, Inc.(a)	705,415
7,400	Google, Inc. (Class A)(a)	2,751,468
52,000	Yahoo!, Inc.(a)	1,642,680

		5,099,563

Media 5.5%
76,000	News Corp. Inc. (Class A)	1,449,320
80,000	Walt Disney Co.	2,440,000

		3,889,320

Multiline Retail 3.1%
29,700	Federated Department Stores, Inc.	2,163,051

Oil, Gas & Consumable Fuels 2.3%
16,400	Occidental Petroleum Corp.	1,625,076

Pharmaceuticals 8.0%
35,900	Novartis AG (ADR) (Switzerland)	1,991,732
27,600	Roche Holding Ltd. Spons. (ADR) (Switzerland)	2,154,616
32,100	Sanofi-Aventis (ADR) (France)	1,517,367

		5,663,715

Semiconductors & Semiconductor Equipment 8.1%
58,500	Broadcom Corp. (Class A)(a)	1,977,885
37,500	Marvell Technology Group Ltd.(a)	1,787,625
61,500	Texas Instruments, Inc.	1,920,645

		5,686,155

Software 7.3%
76,800	Adobe Systems, Inc.(a)	2,198,784
16,600	Electronic Arts, Inc.(a)	698,362
42,800	SAP AG (ADR) (Germany)	2,252,564

		5,149,710

Specialty Retail 2.1%
39,000	Home Depot, Inc.	1,486,680

Textiles, Apparel & Luxury Goods 1.6%
38,700	Coach, Inc.(a)	1,125,397

	Total Investments 99.9% (cost $60,798,851)(d)	70,412,023

	Other assets in excess of liabilities 0.1%	62,474

	Net Assets 100.0%	$70,474,497

The following abbreviation is used in portfolio descriptions:

ADR- American Depository Receipt.

(a)	Non- income producing security.
(b)	As of May 31, 2006, one security representing $1,128,883 and 1.6% of the total market value of the Fund was fair valued in accordance with the policies adopted by the Board of Directors.
(c)	Indicates a security restricted to resale. The aggregate cost of such securities was $1,165,380. The aggregate value of $1,128,883 is approximately 1.6% of the net assets.
(d)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of May 31, 2006 were as follows:

Tax Basis Of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$61,165,393	$11,051,023	$1,804,393	$9,246,630

The difference between book basis and tax basis is primarily attributable to deferred losses on wash sales.

Dryden Strategic Value Fund

Schedule of Investments

as of May 31, 2006 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 99.6%
COMMON STOCKS

Aerospace & Defense 1.9%
12,600	General Dynamics Corp.	$801,864
4,600	Northrop Grumman Corp.	297,528
8,800	Raytheon Co.	403,480
11,000	United Technologies Corp.	687,720

		2,190,592

Air Freight & Logistics 0.5%
9,700	Ryder System, Inc.	524,091

Automobiles & Components 1.1%
33,400	Ford Motor Co.	239,144
8,800	General Motors Corp.	236,984
8,600	Johnson Controls, Inc.	732,462

		1,208,590

Beverages 1.1%
9,000	Anheuser-Busch Cos., Inc.	410,760
23,200	Coca-Cola Enterprises, Inc.	456,112
6,300	Molson Coors Brewing Co.	408,114

		1,274,986

Building Products 0.7%
15,300	Louisiana-Pacific Corp.	371,178
12,700	Masco Corp.	393,954

		765,132

Capital Markets 4.9%
4,900	Bear Stearns Cos., Inc. (The)	655,375
8,300	Goldman Sachs Group, Inc.	1,252,885
13,300	Lehman Brothers Holdings, Inc.	885,913
20,600	Merrill Lynch & Co., Inc.	1,491,646
23,200	Morgan Stanley	1,383,184

		5,669,003

Chemicals 1.5%
10,900	Dow Chemical Co. (The)	434,583

10,800	E.I. DuPont de Nemours & Co.	459,324
8,100	Engelhard Corp.	315,333
7,500	PPG Industries, Inc.	482,550

		1,691,790

Commercial Banks 12.9%
16,000	AmSouth Bancorp.	428,800
90,400	Bank of America Corp.	4,375,360
15,600	BB&T Corp.	648,492
7,600	Comerica, Inc.	416,100
18,300	Huntington Bancshares, Inc.	430,416
16,900	National City Corp.	623,272
9,100	PNC Financial Services Group, Inc.	627,081
18,000	Regions Financial Corp.	609,300
9,900	SunTrust Banks, Inc.	749,529
40,700	US Bancorp	1,256,409
37,100	Wachovia Corp.	1,984,850
33,300	Wells Fargo & Co.	2,210,121
5,300	Zions Bancorporation	429,459

		14,789,189

Commercial Services & Supplies 0.8%
31,800	Cendant Corp.	514,206
17,000	H&R Block, Inc.	386,750

		900,956

Computers & Peripherals 1.6%
32,700	Hewlett-Packard Co.	1,058,826
9,200	International Business Machines Corp.	735,080

		1,793,906

Consumer Finance 0.4%
6,100	Capital One Financial Corp.	504,897

Diversified Financial Services 7.0%
99,500	Citigroup, Inc.	4,905,350
72,900	JPMorgan Chase & Co.	3,108,456

		8,013,806

Diversified Telecommunication Services 5.6%
88,100	AT&T Inc.	2,295,886
47,900	BellSouth Corp.	1,617,583
12,100	CenturyTel, Inc.	432,575
600	Embarq Corp.(a)	25,002
67,500	Verizon Communications, Inc.	2,106,675

		6,477,721

Electric Utilities 3.8%
19,100	American Electric Power Co., Inc.	654,557
24,024	Duke Energy Corp.	677,957
10,500	Entergy Corp.	736,155
21,800	Exelon Corp.	1,234,098
5,600	Progress Energy, Inc.	235,424
25,100	Southern Co. (The)	802,447

		4,340,638

Exchange Traded Fund 0.3%
5,200	iShares Russell 1000 Value Index Fund	379,392

Food & Staples Retailing 1.3%
26,200	Kroger Co. (The)	526,882
20,000	Safeway, Inc.	471,600
17,600	Supervalu, Inc.	513,216

		1,511,698

Food Products 1.8%
14,000	Archer-Daniels-Midland Co.	581,980
25,200	ConAgra Foods, Inc.	569,520
29,100	Sara Lee Corp.	493,827
27,000	Tyson Foods, Inc. (Class A)	432,270

		2,077,597

Gas Utilities 0.3%
8,700	Peoples Energy Corp.	326,424

Healthcare Providers & Services 0.8%
6,000	Cigna Corp.	556,440
8,000	HCA, Inc.	355,600

		912,040

Hotels, Restaurants & Leisure 1.0%
4,100	Darden Restaurants, Inc.	145,181
30,700	McDonald’s Corp.	1,018,319

		1,163,500

Household Durables 2.9%
5,300	Black & Decker Corp.	460,888
5,900	Centex Corp.	281,371
5,400	KB Home	276,480
7,100	Lennar Corp. (Class A)	340,161
18,800	Newell Rubbermaid, Inc.	497,448
11,800	Pulte Homes, Inc.	383,146
9,000	Stanley Works (The)	436,950
6,700	Whirlpool Corp.	602,464

		3,278,908

Industrial Conglomerates 0.4%
2,500	Textron, Inc.	227,325
9,300	Tyco International Ltd. (Bermuda)	252,123

		479,448

Insurance 7.0%
7,300	ACE Ltd. (Cayman Islands)	377,921
19,100	Allstate Corp. (The)	1,050,691
5,800	AMBAC Financial Group, Inc.	464,870
30,400	American International Group, Inc.	1,848,320
14,000	AON Corp.	499,100
10,400	Chubb Corp.	525,512
8,600	Hartford Financial Services Group, Inc.	756,284
12,087	Lincoln National Corp.	679,048
7,600	MBIA, Inc.	434,188
15,200	Progressive Corp. (The)	415,720
12,200	St. Paul Travelers Cos., Inc. (The)	537,044
7,200	Torchmark Corp.	423,936

		8,012,634

IT Services 1.3%
11,000	Computer Sciences Corp.(a)	618,750
28,900	Convergys Corp.(a)	538,696
12,600	Electronic Data Systems Corp.	308,952

		1,466,398

Leisure Equipment & Products 1.1%
9,400	Brunswick Corp.	337,742
17,600	Eastman Kodak Co.	424,336
26,700	Mattel, Inc.	448,827

		1,210,905

Machinery 1.1%
8,900	Deere & Co.	761,840
10,300	Ingersoll-Rand Co. Ltd. (Class A)(Bermuda)	449,183

		1,211,023

Media 1.5%
9,250	CBS Corp. (Class B)	239,668
17,500	Comcast Corp. (Class A)(a)	562,275
11,300	Gannett Co., Inc.	610,312
9,250	Viacom, Inc. (Class B)(a)	349,188

		1,761,443

Metals & Mining 0.4%
15,700	Alcoa, Inc.	498,004

Multi-Utilities 3.6%
12,600	Consolidated Edison, Inc.	555,660
10,400	Dominion Resources, Inc.	754,832
14,100	DTE Energy Co.	569,922
3,800	KeySpan Corp.	152,114
22,700	NiSource, Inc.	494,179
7,900	Public Service Enterprise Group, Inc.	503,467
14,600	Sempra Energy	656,562
26,200	Xcel Energy, Inc.	491,774

		4,178,510

Multiline Retail 0.7%
10,300	Federated Department Stores, Inc.	750,149

Oil, Gas & Consumable Fuels 14.9%
13,200	Anadarko Petroleum Corp.	655,644
49,500	Chevron Corp.	2,959,605
39,796	ConocoPhillips	2,518,689
14,100	Devon Energy Corp.	808,776
113,300	Exxon Mobil Corp.	6,901,103
4,300	Hess Corp.	645,000
5,100	Kerr-McGee Corp.	544,935
12,800	Marathon Oil Corp.	960,640
12,600	Occidental Petroleum Corp.	1,248,534

		17,242,926

Paper & Forest Products 0.9%
12,300	International Paper Co.	417,954
10,000	Weyerhaeuser Co.	639,600

		1,057,554

Pharmaceuticals 6.7%
42,000	Bristol-Myers Squibb Co.	1,031,100
29,000	King Pharmaceuticals, Inc.(a)	515,620
43,300	Merck & Co., Inc.	1,441,457
157,600	Pfizer, Inc.	3,728,816
19,900	Wyeth	910,226

		7,627,219

Road & Rail 0.8%
5,300	CSX Corp.	354,676
6,100	Union Pacific Corp.	566,080

		920,756

Specialty Retail 1.5%
18,647	Autonation, Inc.(a)	404,453
4,300	AutoZone, Inc.(a)	390,139
7,800	Limited Brands	211,848
21,400	RadioShack Corp.	359,948
8,200	Sherwin-Williams Co. (The)	396,634

		1,763,022

Textiles & Apparel 1.2%
12,500	Jones Apparel Group, Inc.	405,500
10,400	Liz Claiborne, Inc.	402,168
8,400	VF Corp.	528,612

		1,336,280

Thrifts & Mortgage Finance 2.3%
15,500	Countrywide Financial Corp.	593,340
7,400	Golden West Financial Corp.	540,940
6,200	MGIC Investment Corp.	408,394
23,200	Washington Mutual, Inc.	1,065,112

		2,607,786

Tobacco 1.8%
22,400	Altria Group, Inc.	1,620,640
10,400	UST, Inc.	457,704

		2,078,344

Wireless Telecommunication Services 0.2%
12,000	Sprint Nextel Corp.	254,520

	Total long-term investments (cost $101,618,445)	114,251,777

Principal Amount (000)

SHORT-TERM INVESTMENT 0.1%
U.S. Treasury Security
$100	United States Treasury Bill, 4.84%, 6/15/06 (cost $99,826)(b)	$99,816

	Total Investments 99.7% (cost $101,718,271)(c)	114,351,593

	Other assets in excess of liabilities 0.3%	332,312

	Net Assets 100%	$114,683,905

(a)	Non-income producing security.
(b)	Percentage quoted represents yield-to-maturity as of purchase date.
(c)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of May 31, 2006 were as follows:

Tax Basis Of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$101,900,823	$15,274,075	$2,823,305	$12,450,770

The difference between the book basis and tax basis is primarily attributable to deferred losses on wash sales.

Strategic Partners New Era Growth Fund

Schedule of Investments

as of May 31, 2006 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 99.9%
COMMON STOCKS

Banks 0.5%
7,600	Hancock Holding Co.	409,944

Biotechnology 3.5%
31,500	Applera Corp. - Applied Biosystems Group	932,400
14,200	Genentech, Inc. (a)	1,178,032
12,100	MedImmune, Inc. (a)	385,022
10,200	Vertex Pharmaceuticals, Inc.	351,900

		2,847,354

Building Materials & Construction 1.0%
4,500	Martin Marietta Materials, Inc. (a)	411,795
8,700	Thor Industries, Inc.	418,296

		830,091

Capital Markets 4.0%
35,100	E*Trade Financial Corp. (a)	851,877
22,800	Nasdaq Stock Market, Inc. (a)	694,032
10,300	Price, (T. Rowe) Group, Inc.	814,730
18,900	SEI Investments Co.	857,871

		3,218,510

Commercial Banks 1.9%
19,200	Commerce Bancorp, Inc.	754,368
20,900	Signature Bank (a)	746,757

		1,501,125

Commercial Services & Supplies 12.7%
13,500	Advisory Board Co. (The) (a)	697,950
11,400	Alliance Data Systems Corp. (a)	604,998
22,800	Bright Horizons Family Solutions, Inc. (a)	811,680
18,800	Corporate Executive Board Co. (The)	1,912,336
11,300	Equifax, Inc.	407,704
16,000	Laureate Education, Inc. (a)	755,680
38,500	Monster Worldwide, Inc. (a)	1,881,495
32,700	Resources Connection, Inc. (a)	833,850
36,300	Robert Half International, Inc.	1,489,752
3,900	Strayer Education, Inc.	388,830
10,500	Weight Watchers International, Inc.	439,740

		10,224,015

Communication Equipment 1.7%
17,100	America Movil SA de CV ADR, Series L (Mexico)	558,486
19,000	Harris Corp.	773,680

		1,332,166

Computer Services & Software 0.9%
28,700	Electronic Data Systems Corp.	703,724

Computers & Peripherals 3.7%
23,700	Apple Computer, Inc. (a)	1,416,549
6,200	Sandisk Corp. (a)	348,874
24,700	Seagate Technology (Cayman Islands) (a)	576,745
29,000	Western Digital Corp. (a)	590,150

		2,932,318

Shares	Description	Value
Construction 0.4%
13,000	Shaw Group, Inc. (a)	346,320

Consumer Products & Services 0.5%
9,500	Scotts Miracle - Gro Co. (The) (Class A Shares) (a)	414,770

Distribution/Wholesale 0.6%
7,200	WESCO International, Inc. (a)	473,328

Diversified Financial Services 0.5%
6,700	GFI Group, Inc. (a)	364,212

Electrical Equipment 2.4%
32,300	Advanced Micro Devices, Inc. (a)	997,747
12,000	Energy Conversion Devices, Inc. (a)	477,000
7,000	Rockwell Automation, Inc.	477,960

		1,952,707

Electronic Equipment & Instruments 1.6%
42,000	Synopsys, Inc. (a)	858,060
14,000	Tektronix, Inc. (a)	436,240

		1,294,300

Energy Equipment & Services 5.5%
25,000	BJ Services Co.	916,250
33,400	Nabors Industries Ltd. (Barbados) (a)	1,199,394
10,400	National - Oilwell Varco, Inc. (a)	687,024
38,900	Smith International, Inc.	1,593,344

		4,396,012

Engineering/Construction 0.1%
2,320	Foster Wheeler, Ltd. (a)	102,660

Financial Services 2.8%
950	Chicago Mercantile Exchange Holdings, Inc.	419,235
34,600	Jefferies Group, Inc.	1,011,704
47,200	TD Ameritrade Holding Corp. (a)	802,400

		2,233,339

Food & Staples Retailing 0.5%
6,000	Whole Foods Market, Inc.	390,000

Healthcare Equipment & Supplies 3.0%
37,000	Intralase Corp. (a)	708,550
13,150	Intuitive Surgical, Inc. (a)	1,463,464
4,600	Palomar Medical Technologies, Inc. (a)	205,298

		2,377,312

Healthcare Providers & Services 2.5%
13,700	Express Scripts, Inc. (a)	1,003,936
26,600	Pharmaceutical Product Development, Inc.	966,378

		1,970,314

Shares	Description	Value
Hotels, Restaurants & Leisure 2.5%
13,600	Chang’s China Bistro, (P.F.), Inc. (a)	563,176
5,700	Marriott International, Inc. (Class A Shares)	412,281
14,100	Wynn Resorts Ltd. (a)	1,003,920

		1,979,377

Insurance 2.0%
11,500	Assurant, Inc.	562,120
29,000	National Interstate Corp.	653,370
11,400	Willis Group Holdings Ltd. (United Kingdom)	396,150

		1,611,640

Internet & Catalog Retail 1.4%
35,400	eBay, Inc. (a)	1,161,474

Internet Software & Services 4.4%
13,100	Ctrip.com International Ltd., ADR (China) (a)	630,110
18,400	Netease.com, Inc., ADR (China) (a)	376,280
26,100	NetFlix, Inc. (a)	722,709
12,510	Opsware, Inc.	97,828
14,900	SINA Corp. (a)	365,646
34,000	ValueClick, Inc. (a)	535,840
24,700	Yahoo!, Inc. (a)	780,273

		3,508,686

IT Services 4.0%
23,000	Checkfree Corp. (a)	1,148,390
35,100	Cognizant Technology Solutions Corp. (a)	2,070,900

		3,219,290

Machinery & Equipment 1.7%
26,600	JLG Industries, Inc.	578,550
14,200	Joy Global, Inc.	763,108

		1,341,658

Manufacturing 1.9%
8,400	Harsco Corp.	680,568
14,000	Trinity Industries, Inc. (a)	872,760

		1,553,328

Metals & Mining 2.2%
15,200	Precision Castparts Corp.	875,976
11,800	Titanium Metals Corp. (a)	427,042
6,600	United States Steel Corp. (a)	438,108

		1,741,126

Oil, Gas & Consumable Fuels 6.9%
5,900	Consol Energy, Inc.	520,675
14,500	FMC Technologies, Inc. (a)	967,730
6,900	Frontier Oil Corp.	386,400
12,700	Helmerich & Payne, Inc. (a)	835,152
19,600	Maverick Tube Corp. (a)	944,720
17,300	Range Resources Corp. (a)	448,070
9,200	Ultra Petroleum Corp. (Canada) (a)	529,460
8,300	Veritas DGC, Inc.	392,009
14,200	Whiting Petroleum Corp. (a)	537,470

		5,561,686

Shares	Description	Value
Pharmaceuticals 2.9%
7,600	Barr Pharmaceuticals, Inc. (a)	400,520
15,400	Cubist Pharmaceuticals, Inc. (a)	364,518
20,600	CV Therapeutics, Inc. (a)	343,196
5,800	Invitrogen Corp. (a)	369,692
11,700	Nuvelo, Inc. (a)	191,412
19,800	Onyx Pharmaceuticals, Inc. (a)	395,802
24,000	Salix Pharmaceuticals Ltd. (a)	289,920

		2,355,060

Retail & Merchandising 1.0%
19,500	Circuit City Stores, Inc. (a)	585,780
8,500	Coldwater Creek (a)	218,450

		804,230

Semiconductors & Semiconductor Equipment 6.8%
100,000	Atmel Corp. (a)	480,000
33,900	Broadcom Corp. (Class A Shares) (a)	1,146,159
13,875	Hittite Microwave Corp (a)	493,395
25,000	LSI Logic Corp. (a)	243,250
12,800	Marvell Technology Group Ltd. (Bermuda) (a)	610,176
27,800	MEMC Electronic Materials, Inc. (a)	973,556
16,200	National Semiconductor Corp.	416,016
27,800	Nvidia Corp. (a)	638,844
12,000	Silicon Laboratories, Inc.	468,120

		5,469,516

Software 4.8%
7,000	Ansys, Inc. (a)	353,080
19,500	BMC Software, Inc. (a)	392,925
8,800	Cerner Corp. (a)	334,224
12,000	Citrix Systems, Inc. (a)	450,960
42,000	Compuware Corp. (a)	309,120
38,000	Red Hat, Inc. (a)	996,360
6,000	Research in Motion Ltd. (Canada) (a)	389,340
21,300	Salesforce.com, Inc. (a)	628,563

		3,854,572

Specialty Retail 2.8%
17,600	MSC Industrial Direct Co., Inc.	813,648
23,000	Nordstrom, Inc.	847,090
14,800	Office Depot, Inc. (a)	615,236

		2,275,974

Telecommunications 2.6%
14,000	American Tower Corp. (Class A Shares) (a)	433,580
17,900	NII Holdings, Inc. (a)	974,834
48,300	Tellabs, Inc. (a)	690,690

		2,099,104

Shares	Description	Value
Transportation 1.7%
9,100	Expeditors International Washington, Inc. (a)	895,895
17,400	UTI Worldwide, Inc. (British Virgin Islands)	473,802

		1,369,697

	Total Long-Term Investments (cost $70,670,638)	80,220,939

SHORT-TERM INVESTMENT 0.7%
AFFILIATED MONEY MARKET MUTUAL FUND
530,617	Dryden Core Investment Fund - Taxable Money Market Series (cost $530,617) (b)	530,617
	Total Investments—100.6% (cost $71,201,255) (c)	80,751,556
	Liabilities in excess of other assets —(0.6)%	(498,154)

	Net Assets —100%	$80,253,402

The following abbreviations are used in portfolio descriptions:

ADR American Depositary Receipt

(a)	Non-income producing security.
(b)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(c)	The United States federal income tax basis of the Fund’s investments was $71,312,889; accordingly, net unrealized appreciation on investments for federal income tax purposes was $9,438,667 (gross unrealized appreciation - $12,835,790; gross unrealized depreciation - $3,397,123). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Funds’ normal pricing time, are valued at fair value in accordance with the Board of Trustees approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Short-term securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities, which mature in more than sixty days, are valued at current market quotations.

The Funds invest in the Taxable Money Market Series, a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Taxable Money Market Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding Funds is available in the Funds’ most recent Report to Shareholders. This information is available on The Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Strategic	Partners Opportunity Funds

By (Signature and Title)*	/s/Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date	July 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date	July 25, 2006

By (Signature and Title)*	/s/Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date	July 25, 2006

*	Print the name and title of each signing officer under his or her signature.